Income Taxes (Reconciliation between the Amount of Reported Total Income Tax Expense and the Amount Computed by Multiplying the Applicable Statutory Income Tax Rate) (Parenthetical) (Detail)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Statutory income tax rate	35.00%	35.00%	35.00%